Real Estate Acquisitions, Disposals, and Impairment	12 Months Ended
Dec. 31, 2011
Real Estate Acquisitions, Disposals, and Impairment
Real Estate Acquisitions, Disposals, and Impairment

4.    Real Estate Acquisitions, Disposals, and Impairment

            We acquire properties to generate both current income and long-term appreciation in value. We acquire individual properties or portfolios of other retail real estate companies that meet our investment criteria and sell properties which no longer meet our strategic criteria. Our consolidated acquisition and disposal activity for the periods presented are highlighted as follows:

  2011 Acquisitions

            On December 31, 2011, we and our joint venture partner dissolved a venture in which we had a 50% interest and distributed a portfolio of properties previously held within the venture to us and our joint venture partner. As a result, we have a 100% interest in and now consolidate the six properties we received in the distribution. The distribution resulted in a remeasurement of the distributed assets to fair value and a corresponding non-cash gain of approximately $168.3 million representing the fair value of the net assets received in excess of the carrying value of our interest in the joint venture portfolio. The resulting gain and the asset and liability fair value allocation were recorded based on preliminary portfolio fair value estimates at the date of distribution and will be finalized in 2012.

            On August 25, 2011, we acquired additional controlling interests of approximately 83.75% in The Plaza at King of Prussia and The Court at King of Prussia, or, collectively, King of Prussia, thereby increasing our ownership interest to 96.1%. The property is subject to a $160.1 million mortgage. The consolidation of this previously unconsolidated property resulted in a remeasurement of our previously held interest to fair value and a corresponding non-cash gain of $82.9 million.

            On July 19, 2011, we acquired a 100% ownership interest in ABQ Uptown, a lifestyle center located in Albuquerque, New Mexico. Also, during the second quarter, we purchased an additional noncontrolling interest in an unconsolidated regional mall.

            During the third quarter of 2011 we contributed a wholly-owned property to a joint venture which holds our interests in nine unconsolidated properties. The transaction effectively exchanged a portion of our interest in this previously wholly-owned property for increased ownership interests in the nine unconsolidated properties. This transaction had no material impact on the statement of operations.

            The gains on the above transactions are included in gain (loss) upon acquisition of controlling interests, and on sale or disposal of assets and interests in unconsolidated entities, net in the accompanying consolidated statements of operations and comprehensive income. The aggregate cash purchase price for these acquisitions was $1.18 billion. We reflected the assets and liabilities of these assets at estimated fair value at the respective acquisition dates, the majority of which was allocated to the investment property and related acquired lease intangibles. The purchase price allocation is preliminary and subject to revision within the measurement period, not to exceed one year from the date of acquisition.

  2010 Acquisitions

            During 2010, we acquired a controlling interest in a previously unconsolidated regional mall which resulted in a remeasurement of our previously held equity interest to fair value and corresponding gain of approximately $13.0 million. This gain is included in gain (loss) upon acquisition of controlling interests and on sale or disposal of assets and interests in unconsolidated entities, net in the accompanying consolidated statements of operations and comprehensive income. On May 28, 2010, we acquired an additional interest of approximately 19% in Houston Galleria, located in Houston, Texas thereby increasing our noncontrolling interest from 31.5% to 50.4%.

            On August 30, 2010, we completed the Prime acquisition, adding 21 outlet centers, including a center located in Puerto Rico, which was acquired on May 13, 2010. The transaction was valued at approximately $2.3 billion, including the assumption of existing mortgage indebtedness of $1.2 billion and the repayment of $310.7 million of preexisting mortgage loans at closing. We paid consideration comprised of 80% cash and 20% in units of the Operating Partnership. We issued approximately 1.7 million units with an issuance date fair value of approximately $154.5 million. We funded the cash portion of this acquisition through draws on our unsecured revolving credit facility.

            We recorded our acquisition of these 21 outlet centers using the acquisition method of accounting. Tangible and intangible assets and liabilities were established based on their estimated fair values at the date of acquisition. The results of operations of the acquired properties have been included in our consolidated results from the date of acquisition. The purchase price allocations were finalized during the second quarter of 2011.

  2009 Acquisitions

            We had no consolidated property acquisitions during the year ended December 31, 2009.

  2011 Dispositions

            During 2011, we agreed to dispose of consolidated properties that had an aggregate carrying value of $355.04 million and debt obligations of $177.0 million for aggregate sales proceeds of $136.0 million resulting in a net loss of $42.4 million. The gains and losses on these disposals are included in gain (loss) upon acquisition of controlling interests, and sale or disposal of assets and interests in unconsolidated entities, net in the consolidated statements of operations and comprehensive income.

  2010 Dispositions

            During the year ended December 31, 2010, we disposed of three retail properties with an aggregate carrying value of $91.4 million and debt obligations of $91.3 million for which we received aggregate sale proceeds of $5.8 million. The net gain on these disposals was $5.7 million and is included in gain (loss) upon acquisition of controlling interests, and sale or disposal of assets and interests in unconsolidated entities, net in the consolidated statements of operations and comprehensive income.

  2009 Dispositions

            During the year ended December 31, 2009, we sold four retail properties with an aggregate carrying value of $13.7 million for which we received proceeds of $3.9 million. The net loss on these disposals totaled $9.8 million and is included in gain (loss) upon acquisition of controlling interests, and sale or disposal of assets and interests in unconsolidated entities, net in the consolidated statements of operations and comprehensive income.

  2009 Impairment

            In 2009, we recorded non-cash impairment charges of $240.1 million ($228.6 million, net of a tax benefit of $5.8 million and noncontrolling interest holders' share of $5.7 million). As discussed in Note 3, this non-cash charge includes a $140.5 million other-than-temporary impairment of our investment in an available-for-sale security. In addition, the total charge includes adjustments in the carrying value of one wholly-owned and one joint venture regional mall, a write-down of five land parcels and two joint venture non-retail real estate assets, and certain predevelopment costs related to projects no longer being pursued.